BORROWINGS - Maturities of Borrowings (Details) $ in Millions	Dec. 31, 2022 USD ($)
Senior notes | Debt issued by GE
Debt Instrument [Line Items]
2023	$ 464
2024	195
2025	863
2026	45
2027	717
Senior notes | Debt issued by GE Capital
Debt Instrument [Line Items]
2023	1,188
2024	112
2025	694
2026	149
2027	624
Fixed and floating rate notes	363
Senior and subordinated notes | Debt assumed by GE
Debt Instrument [Line Items]
2023	1,973
2024	512
2025	237
2026	1,136
2027	$ 222